BANK BORROWINGS - Repayment Schedule (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
BANK BORROWINGS
Bank Borrowings	₺ 23,973	₺ 317,343
To be paid within 1 year
BANK BORROWINGS
Bank Borrowings	13,049	₺ 317,343
To be paid between 1-2 years
BANK BORROWINGS
Bank Borrowings	8,115
To be paid between 2-3 years
BANK BORROWINGS
Bank Borrowings	₺ 2,809